Note 10 - Net Loss Per Share - Anti-dilutive Securities (Details) - shares	9 Months Ended		12 Months Ended
	Sep. 30, 2019	Sep. 30, 2018	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Antidilutive securities (in shares)	3,346,091	646,273	8,411,389	4,311,096	3,491,937
Share-based Payment Arrangement, Option [Member]
Antidilutive securities (in shares)	848,148	616,567	5,477,364	4,213,100	3,491,937
Restricted Stock Units (RSUs) [Member]
Antidilutive securities (in shares)	62,135	29,706	267,359	97,996
Warrant [Member]
Antidilutive securities (in shares)	2,435,808		2,666,666